UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10603

Western Asset Premier Bond Fund
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Charles A. Ruys de Perez 385 East Colorado Boulevard Pasadena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 844-9400

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2009

Item 1 – Schedule of Investments

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
LONG-TERM SECURITIES — 157.1%
CORPORATE BONDS AND NOTES — 85.1%
Aerospace and Defense — 2.3%
L-3 Communications Corp.	6.375%	10/15/15	$535,000	$504,237
Northrop Grumman Corp.	7.750%	2/15/31	1,000,000	1,208,705
The Boeing Co.	6.125%	2/15/33	600,000	578,475
				2,291,417
Airlines — 11.4%
America West Airlines Inc.	8.057%	7/2/20	2,755,598	1,849,676
Continental Airlines Inc.	7.160%	3/24/13	715,974	565,620
Continental Airlines Inc.	6.900%	1/2/18	946,155	756,924
Continental Airlines Inc.	6.820%	5/1/18	913,728	659,373
Continental Airlines Inc.	6.545%	2/2/19	1,737,143	1,493,943
Continental Airlines Inc.	8.048%	11/1/20	657,360	506,167
Continental Airlines Inc.	6.703%	6/15/21	819,937	606,753
DAE Aviation Holdings Inc.	11.250%	8/1/15	460,000	115,000	(A)
Northwest Airlines Corp.	7.575%	9/1/20	611,898	423,497
Northwest Airlines Inc.	3.186%	8/6/13	3,055,351	1,893,896	(B)
United Air Lines Inc.	7.032%	10/1/10	144,872	139,078
United Air Lines Inc.	7.186%	4/1/11	30,413	28,896
United Air Lines Inc.	6.602%	9/1/13	51,805	49,733
US Airways Pass-Through Trust	6.850%	1/30/18	2,937,253	2,016,200
				11,104,756
Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	122,000	6,100
Visteon Corp.	12.250%	12/31/16	313,000	15,650	(A)
				21,750
Automobiles — 2.0%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	1,000,000	958,491
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	1,000,000	894,217
General Motors Corp.	8.375%	7/15/33	420,000	50,400
				1,903,108
Building Products — 0.3%
Associated Materials Inc.	11.250%	3/1/14	675,000	202,500
Nortek Inc.	8.500%	9/1/14	185,000	18,500
NTK Holdings Inc.	0.000%	3/1/14	500,000	30,000	(C)
				251,000
Capital Markets — 2.0%
Morgan Stanley	6.600%	4/1/12	1,000,000	1,004,496
The Goldman Sachs Group Inc.	6.600%	1/15/12	900,000	898,794
				1,903,290
Chemicals — 1.0%
Georgia Gulf Corp.	9.500%	10/15/14	20,000	3,350	(D)
Georgia Gulf Corp.	10.750%	10/15/16	415,000	29,050	(D)

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Chemicals — 1.0% (continued)
Huntsman International LLC	7.875%	11/15/14	$45,000	$18,450
The Dow Chemical Co.	6.000%	10/1/12	1,000,000	858,784
Westlake Chemical Corp.	6.625%	1/15/16	70,000	49,000
				958,634
Commercial Services and Supplies — 2.7%
Interface Inc.	10.375%	2/1/10	400,000	384,000
Rental Service Corp.	9.500%	12/1/14	300,000	147,000
US Investigations Services Inc.	10.500%	11/1/15	310,000	236,375	(A)
Waste Management Inc.	7.375%	5/15/29	2,000,000	1,816,640
Waste Management Inc.	7.750%	5/15/32	40,000	38,461
				2,622,476
Communications Equipment — 0.1%
EchoStar DBS Corp.	7.750%	5/31/15	120,000	110,400
Consumer Finance — 3.8%
Ford Motor Credit Co.	4.010%	1/13/12	70,000	44,100	(B)
Ford Motor Credit Co.	12.000%	5/15/15	1,030,000	780,546
Ford Motor Credit Co.	8.000%	12/15/16	680,000	446,917
GMAC LLC	6.875%	8/28/12	94,000	63,128	(A)
GMAC LLC	8.000%	11/1/31	939,000	451,809	(A)
HSBC Finance Corp.	4.750%	7/15/13	1,670,000	1,231,009
SLM Corp.	1.319%	7/26/10	1,020,000	724,092	(B)
				3,741,601
Distributors — 0.1%
Keystone Automotive Operations Inc.	9.750%	11/1/13	250,000	48,750
Diversified Consumer Services — 0.5%
Education Management LLC	8.750%	6/1/14	75,000	70,875
Education Management LLC	10.250%	6/1/16	235,000	219,725
Service Corp. International	6.750%	4/1/16	140,000	121,800
Service Corp. International	7.625%	10/1/18	5,000	4,300
Service Corp. International	7.500%	4/1/27	60,000	44,100
				460,800
Diversified Financial Services — 4.9%
AAC Group Holding Corp.	10.250%	10/1/12	440,000	248,600	(A)
Air 2 US	8.027%	10/1/19	396,932	218,313	(A)
Bank of America Corp.	8.000%	12/29/49	1,360,000	544,666	(C)
CCM Merger Inc.	8.000%	8/1/13	140,000	57,400	(A),(D)
Citigroup Inc.	6.625%	6/15/32	1,000,000	556,401
DI Finance LLC	9.500%	2/15/13	502,000	473,135
JPMorgan Chase and Co.	5.125%	9/15/14	1,300,000	1,150,089
Liberty Media LLC	3.750%	2/15/30	1,860,000	539,400	(E)
TNK-BP Finance SA	7.875%	3/13/18	420,000	294,000	(A)
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	735,000	648,638
				4,730,642
Diversified Telecommunication Services — 2.4%
Cincinnati Bell Inc.	6.300%	12/1/28	25,000	17,000
Citizens Communications Co.	9.250%	5/15/11	90,000	91,350

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Diversified Telecommunication Services — 2.4% (continued)
Citizens Communications Co.	7.875%	1/15/27	$115,000	$77,625
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	135,000	675	(F)
Level 3 Financing Inc.	9.250%	11/1/14	660,000	455,400
MetroPCS Wireless Inc.	9.250%	11/1/14	35,000	33,950
Qwest Communications International Inc.	7.250%	2/15/11	160,000	154,400
Qwest Communications International Inc.	7.500%	2/15/14	140,000	121,100
Qwest Corp.	7.875%	9/1/11	390,000	384,150
Qwest Corp.	7.500%	10/1/14	150,000	136,500
Telcordia Technologies Inc.	10.000%	3/15/13	485,000	200,063	(A)
Windstream Corp.	8.625%	8/1/16	635,000	623,887
				2,296,100
Electric Utilities — 4.5%
Duke Energy Corp.	6.250%	1/15/12	250,000	265,825
Energy Future Holdings Corp.	11.250%	11/1/17	1,580,000	667,550	(G)
FirstEnergy Corp.	6.450%	11/15/11	610,000	610,553
FirstEnergy Corp.	7.375%	11/15/31	3,040,000	2,473,873
Orion Power Holdings Inc.	12.000%	5/1/10	150,000	154,687
TXU Electric Delivery Co.	7.000%	9/1/22	250,000	233,131
				4,405,619
Energy Equipment and Services — 1.3%
Complete Production Services Inc.	8.000%	12/15/16	150,000	95,250
EEB International Ltd.	8.750%	10/31/14	820,000	762,600	(A)
Gulfmark Offshore Inc.	7.750%	7/15/14	270,000	199,800
Pride International Inc.	7.375%	7/15/14	240,000	236,400
				1,294,050
Food and Staples Retailing — 4.4%
CVS Caremark Corp.	6.943%	1/10/30	1,953,829	1,489,580	(A)
CVS Corp.	5.789%	1/10/26	860,595	660,713	(A)
CVS Lease Pass-Through Trust	5.880%	1/10/28	941,991	701,058	(A)
CVS Lease Pass-Through Trust	6.036%	12/10/28	947,433	712,006	(A),(D)
Delhaize America Inc.	9.000%	4/15/31	166,000	176,433
Safeway Inc.	5.800%	8/15/12	500,000	518,630
				4,258,420
Food Products — 0.3%
Dole Food Co. Inc.	7.250%	6/15/10	285,000	262,200
Gas Utilities — 0.6%
Southern Natural Gas Co.	8.000%	3/1/32	20,000	18,124
Suburban Propane Partners LP	6.875%	12/15/13	580,000	551,000
				569,124
Health Care Providers and Services — 3.8%
Community Health Systems Inc.	8.875%	7/15/15	200,000	189,000
DaVita Inc.	6.625%	3/15/13	70,000	67,900
DaVita Inc.	7.250%	3/15/15	300,000	288,375
HCA Inc.	6.250%	2/15/13	85,000	63,750
HCA Inc.	6.375%	1/15/15	430,000	281,650
HCA Inc.	9.250%	11/15/16	195,000	177,450

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Health Care Providers and Services — 3.8% (continued)
HCA Inc.	9.625%	11/15/16	$380,000	$303,050	(G)
HCA Inc.	7.690%	6/15/25	90,000	46,872
HCA Inc.	7.500%	11/15/95	185,000	86,293
Tenet Healthcare Corp.	9.875%	7/1/14	2,810,000	2,191,800
				3,696,140
Hotels, Restaurants and Leisure — 1.0%
Buffets Inc.	12.500%	11/1/14	265,000	27	(F)
Caesars Entertainment Inc.	8.125%	5/15/11	920,000	299,000
Denny’s Holdings Inc.	10.000%	10/1/12	90,000	77,850
El Pollo Loco Inc.	11.750%	11/15/13	195,000	142,350
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	530,000	55,650
MGM MIRAGE	8.500%	9/15/10	10,000	4,100
Pokagon Gaming Authority	10.375%	6/15/14	233,000	193,390	(A)
River Rock Entertainment Authority	9.750%	11/1/11	180,000	90,000
Sbarro Inc.	10.375%	2/1/15	90,000	33,300
Snoqualmie Entertainment Authority	5.384%	2/1/14	110,000	27,500	(A),(B)
Station Casinos Inc.	7.750%	8/15/16	205,000	47,150	(D),(H)
Station Casinos Inc.	6.625%	3/15/18	100,000	5,000	(D),(H)
				975,317
Household Durables — 0.5%
American Greetings Corp.	7.375%	6/1/16	20,000	9,800
K Hovnanian Enterprises Inc.	8.625%	1/15/17	120,000	33,000
Norcraft Cos.	9.000%	11/1/11	360,000	306,000
Norcraft Holdings LP	9.750%	9/1/12	155,000	122,450
				471,250
Independent Power Producers and Energy Traders — 4.7%
Dynegy Holdings Inc.	7.750%	6/1/19	650,000	422,500
Edison Mission Energy	7.750%	6/15/16	180,000	136,800
Edison Mission Energy	7.625%	5/15/27	179,000	107,400
Exelon Generation Co. LLC	6.950%	6/15/11	2,000,000	2,042,166
Mirant North America LLC	7.375%	12/31/13	350,000	316,750
NRG Energy Inc.	7.375%	2/1/16	505,000	469,650
NRG Energy Inc.	7.375%	1/15/17	225,000	209,250
The AES Corp.	9.750%	4/15/16	360,000	338,400	(A)
The AES Corp.	8.000%	10/15/17	525,000	450,187
The AES Corp.	8.000%	6/1/20	100,000	81,000	(A)
				4,574,103
Industrial Conglomerates — 2.2%
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	2,615,000	2,186,592
IT Services — 1.0%
Ceridian Corp.	12.250%	11/15/15	130,000	49,400	(G)
Electronic Data Systems Corp.	7.450%	10/15/29	500,000	543,252
SunGard Data Systems Inc.	10.250%	8/15/15	520,000	364,000
				956,652
Leisure Equipment and Products — 1.0%
Eastman Kodak Co.	7.250%	11/15/13	1,800,000	1,017,000

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Media — 6.4%
Affinion Group Inc.	10.125%	10/15/13	$180,000	$136,800
Affinion Group Inc.	11.500%	10/15/15	225,000	139,500
CCH I Holdings LLC	11.000%	10/1/15	927,000	99,652	(F)
CCH II Holdings LLC	10.250%	10/1/13	150,000	133,500	(F)
Charter Communications Holdings LLC	11.750%	5/15/11	80,000	500	(F)
Charter Communications Holdings LLC	12.125%	1/15/12	40,000	400	(F)
Charter Communications Operating LLC	10.875%	9/15/14	280,000	271,600	(A),(F)
Clear Channel Communications Inc.	4.900%	5/15/15	700,000	98,000
CMP Susquehanna Corp.	0.000%	5/15/14	14,000	6,174	(A),(I)
CMP Susquehanna Corp.	9.875%	5/15/14	170,000	166,278
Comcast Corp.	5.900%	3/15/16	400,000	386,386
Comcast Corp.	7.050%	3/15/33	1,000,000	929,346
CSC Holdings Inc.	7.625%	4/1/11	50,000	49,625
CSC Holdings Inc.	6.750%	4/15/12	250,000	240,625
EchoStar DBS Corp.	7.000%	10/1/13	600,000	556,500
Idearc Inc.	8.000%	11/15/16	720,000	18,900	(F)
News America Holdings Inc.	8.875%	4/26/23	400,000	384,667
R.H. Donnelley Corp.	11.750%	5/15/15	250,000	32,500	(A)
R.H. Donnelley Corp.	8.875%	10/15/17	320,000	17,600
Time Warner Inc.	6.875%	5/1/12	1,400,000	1,424,920
Time Warner Inc.	7.700%	5/1/32	1,150,000	1,034,121
TL Acquisitions Inc.	10.500%	1/15/15	270,000	138,375	(A)
				6,265,969
Metals and Mining — 2.4%
Alcoa Inc.	5.375%	1/15/13	750,000	595,222
CII Carbon LLC	11.125%	11/15/15	580,000	342,200	(A)
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	730,000	682,550
GTL Trade Finance Inc.	7.250%	10/20/17	428,000	365,940	(A)
Metals USA Inc.	11.125%	12/1/15	445,000	267,000
Noranda Aluminium Acquisition Corp.	6.595%	5/15/15	150,000	46,500	(B),(G)
				2,299,412
Multi-Utilities — 1.1%
Dominion Resources Inc.	5.700%	9/17/12	770,000	784,983
MidAmerican Energy Holdings Co.	5.875%	10/1/12	250,000	259,544
				1,044,527
Multiline Retail — 0.5%
Dollar General Corp.	10.625%	7/15/15	220,000	219,450
Dollar General Corp.	11.875%	7/15/17	105,000	103,163	(G)
The Neiman-Marcus Group Inc.	9.000%	10/15/15	260,000	83,525	(G)
The Neiman-Marcus Group Inc.	7.125%	6/1/28	330,000	132,000
				538,138
Oil, Gas and Consumable Fuels — 10.9%
Belden and Blake Corp.	8.750%	7/15/12	750,000	521,250
Chesapeake Energy Corp.	9.500%	2/15/15	45,000	43,763
Chesapeake Energy Corp.	6.375%	6/15/15	480,000	404,400
Chesapeake Energy Corp.	6.625%	1/15/16	30,000	24,975
Chesapeake Energy Corp.	7.250%	12/15/18	255,000	209,419
Colorado Interstate Gas Co.	6.800%	11/15/15	150,000	140,609

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Oil, Gas and Consumable Fuels — 10.9% (continued)
DCP Midstream LP	7.875%	8/16/10	$750,000	$760,202
Devon Energy Corp.	7.950%	4/15/32	1,000,000	1,035,525
Devon Financing Corp. ULC	6.875%	9/30/11	1,000,000	1,045,794
El Paso Corp.	7.750%	6/15/10	1,496,000	1,473,889
El Paso Corp.	7.800%	8/1/31	190,000	141,968
Exco Resources Inc.	7.250%	1/15/11	465,000	360,375
Hess Corp.	7.875%	10/1/29	1,640,000	1,484,234
Hess Corp.	7.300%	8/15/31	60,000	52,194
International Coal Group Inc.	10.250%	7/15/14	220,000	140,800
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	330,000	273,900	(A)
Kinder Morgan Energy Partners LP	7.125%	3/15/12	500,000	511,684
Parker Drilling Co.	9.625%	10/1/13	300,000	201,000
Petrohawk Energy Corp.	9.125%	7/15/13	145,000	139,200
SemGroup LP	8.750%	11/15/15	305,000	10,675	(A),(D),(F)
Sonat Inc.	7.625%	7/15/11	500,000	483,034
Stone Energy Corp.	8.250%	12/15/11	160,000	84,000
The Williams Cos. Inc.	7.500%	1/15/31	902,000	712,580
The Williams Cos. Inc.	8.750%	3/15/32	85,000	77,138
Valero Energy Corp.	7.500%	4/15/32	400,000	313,776
				10,646,384
Paper and Forest Products — 1.7%
Appleton Papers Inc.	8.125%	6/15/11	5,000	3,013
Appleton Papers Inc.	9.750%	6/15/14	305,000	54,900
NewPage Corp.	7.420%	5/1/12	375,000	120,000	(B)
Weyerhaeuser Co.	6.750%	3/15/12	800,000	769,514
Weyerhaeuser Co.	7.375%	3/15/32	1,000,000	668,221
				1,615,648
Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	280,000	700	(D),(F)
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Inc.	6.750%	4/1/17	260,000	222,300
Real Estate Management and Development — 0.1%
Ashton Woods USA LLC	0.000%	6/30/15	65,000	24,513	(A),(C)
Realogy Corp.	12.375%	4/15/15	495,000	84,150
				108,663
Road and Rail — 0.4%
Hertz Corp.	10.500%	1/1/16	645,000	280,575
Swift Transportation Co.	8.984%	5/15/15	90,000	19,800	(A),(B)
Swift Transportation Co.	12.500%	5/15/17	325,000	71,500	(A)
				371,875
Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	25,000	5,250
Freescale Semiconductor Inc.	10.125%	12/15/16	130,000	23,400
				28,650
Software — 0.1%
Activant Solutions Inc.	9.500%	5/1/16	165,000	101,063

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Specialty Retail — 0.1%
Blockbuster Inc.	9.000%	9/1/12	$210,000	$94,500
Textiles, Apparel and Luxury Goods — 0.1%
Oxford Industries Inc.	8.875%	6/1/11	180,000	131,400
Tobacco — 0.2%
Alliance One International Inc.	11.000%	5/15/12	205,000	190,650
Trading Companies and Distributors — 0.4%
Ashtead Capital Inc.	9.000%	8/15/16	129,000	73,530	(A)
H&E Equipment Services Inc.	8.375%	7/15/16	345,000	217,350
Penhall International Corp.	12.000%	8/1/14	390,000	126,750	(A),(D)
				417,630
Transportation Infrastructure — 0.1%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	500,000	56,250	(G)
Wireless Telecommunication Services — 1.6%
AT&T Mobility LLC	6.500%	12/15/11	250,000	263,481
Sprint Capital Corp.	8.375%	3/15/12	1,450,000	1,305,000
				1,568,481
TOTAL CORPORATE BONDS AND NOTES (Cost — $110,420,256)				82,813,431
ASSET-BACKED SECURITIES — 27.3%
Fixed Rate Securities — 10.4%
Associates Manufactured Housing Pass Through Certificates 1997-CLB2	8.900%	6/15/28	3,552,537	1,776,268
Bear Stearns Asset Backed Securities Trust 2007-SD1 1A3A	6.500%	10/25/36	1,462,232	812,702
Captiva CBO 1997-1A A	6.860%	11/30/09	295,431	207,806	(A),(J)
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	570,566	523,209
Firstfed Corp. Manufactured Housing Contract 1996-1 B	8.060%	10/15/22	2,100,000	2,142,495	(A)
Global Franchise Trust 1998-1 A2	6.659%	10/10/11	976,953	537,420	(A)
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	277,220	188,046
Green Tree Financial Corp. 1993-1 B	8.450%	4/15/18	368,526	275,957
Green Tree Home Improvement Loan Trust 1996-D HIB2	8.000%	9/15/27	96,795	71,021
Green Tree Recreational Equiptment & Consumer Trust 1996-C CTFS	7.650%	10/15/17	341,184	294,812
Indymac Manufactured Housing Contract 1997-1 A5	6.970%	2/25/28	324,924	244,558
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,218,818	662,732
PAMCO CLO 1997-1A B	7.910%	8/6/09	902,913	90,291
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	1,300,000	260,000	(A)
Settlement Fee Finance LLC 2004-1A A	9.100%	7/25/34	908,471	707,699	(A)
Structured Asset Securities Corp. 2002-AL1 A3	3.450%	2/25/32	1,096,318	849,399
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	157,060	138,662	(A)
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	418,011	288,993
				10,072,070
Indexed Securities(B) — 9.5%
ACE Securities Corp. 2005-SD1 A1	0.874%	11/25/50	103,028	96,685
AmeriCredit Automobile Receivables Trust 2007-CM A3B	0.548%	5/7/12	2,248,060	2,073,952

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Indexed Securities — 9.5% (continued)
Bayview Financial Asset Trust 2004-SSRA A1	1.074%	12/25/39	$539,595	$280,561	(A)
Bayview Financial Asset Trust 2007-SR1A A	0.924%	3/25/37	2,172,599	847,136	(A)
Bayview Financial Asset Trust 2007-SR1A M3	1.670%	3/25/37	680,871	170,026	(A)
Bayview Financial Asset Trust 2007-SR1A M4	2.020%	3/25/37	185,692	7,660	(A)
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	0.674%	11/25/45	362,510	261,762	(A)
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.874%	11/25/46	1,401,953	511,012	(A)
Countrywide Asset-Backed Certificates 2007-13 2A1	1.374%	10/25/47	1,367,142	875,227
Countrywide Asset-Backed Certificates 2007-SEA2 1A1	1.474%	8/25/47	80,053	44,077	(A)
Countrywide Home Equity Loan Trust 2007-GW A	1.106%	11/15/28	2,030,662	1,034,724
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1	0.944%	5/25/44	129,769	96,790	(A)
Ellington Loan Acquisition Trust 2007-1 A2A1	1.474%	5/26/37	412,055	320,329	(A)
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	1.224%	2/25/31	782,230	382,354	(A)
GSAA Home Equity Trust 2006-19 A3A	0.714%	12/25/36	1,000,000	304,018
IXIS Real Estate Capital Trust 2005-HE3 A4	0.844%	12/25/35	46,102	42,311
Lehman XS Trust 2006-GP4	0.544%	8/25/46	441,095	345,576
Long Beach Mortgage Loan Trust 2005-WL2 3A1	0.569%	8/25/35	77,134	72,648
MSDWCC Heloc Trust 2003-2 A	0.734%	4/25/16	269,794	147,204
RAAC Series 2007-RP1 M1	1.024%	5/25/46	210,000	4,786	(A)
Renaissance Home Equity Loan Trust 2005-3 AV3	0.854%	11/25/35	800,000	324,059
Residential Asset Mortgage Products Inc. 2004-RZ1 AII	0.954%	3/25/34	455,677	165,250
Residential Asset Securities Corp. 2001-KS3 AII	0.934%	9/25/31	354,357	206,439
Salomon Brothers Mortgage Securities VII 2002-CIT1	0.774%	3/25/32	521,469	445,941
Wachovia Asset Securitization Inc. 2002-HE1	0.844%	9/27/32	257,815	122,569
Wachovia Asset Securitization Inc. 2002-HE2	0.904%	12/25/32	95,766	49,315
Wachovia Asset Securitization Inc. 2003-HE1	0.764%	3/25/33	35,737	16,525
				9,248,936
Stripped Securities — 0.7%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0	0.000%	8/25/36	1,687,465	680,645	(K2)
Oakwood Mortgage Investors Inc. 2002-C AIO	6.000%	8/15/10	570,504	37,350	(D),(K1)
				717,995
Variable Rate Securities(I) — 6.7%
BankAmerica Manufactured Housing Contract 1997-2 M	6.900%	4/10/28	100,000	138,509
Conseco Finance Securitizations Corp. 2002-1 A	6.681%	12/1/33	558,009	453,261
Green Tree 2008-MH1 A1	7.000%	4/25/38	96,497	84,680	(A)
Greenpoint Manufactured Housing 1999-5 A5	7.820%	12/15/29	706,000	529,009
GSAMP Trust 2003-SEA2 A1	4.422%	7/25/33	2,391,414	2,104,002
Merit Securities Corp. 13 A4	7.988%	12/28/33	3,757,742	2,776,063
Oakwood Mortgage Investors Inc. 2002-B A3	6.060%	3/15/25	321,024	201,951
Saxon Asset Securities Trust 2000-2 MF1	8.870%	7/25/30	218,928	209,993
				6,497,468
TOTAL ASSET-BACKED SECURITIES (Cost — $31,246,501)				26,536,469
MORTGAGE-BACKED SECURITIES — 29.3%
Fixed Rate Securities — 4.0%
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	800,000	587,542
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4	7.000%	1/25/32	1,096,352	358,278	(A)
Enterprise Mortgage Acceptance Co. 1999-1 A1	6.420%	10/15/25	22,917	12,038	(A)

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Fixed Rate Securities — 4.0% (continued)
GMAC Commercial Mortgage Securities Inc. 1998-C2 F	6.500%	5/15/35	$1,000,000	$978,403
JP Morgan Chase Commercial Mortgage Securities Corp. 2008-C2 A1	5.017%	2/12/51	328,467	313,837
Metropolitan Asset Funding Inc. 1998-BI B1	8.000%	11/20/24	964,863	394,797
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-5 3A3	6.221%	7/25/36	905,000	459,437
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-7 A2A	5.667%	9/25/36	1,519,910	706,017
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-7 A3	6.081%	9/25/36	185,000	70,644
				3,880,993
Indexed Securities(B) — 20.6%
American Home Mortgage Investment Trust 2007-A 4A	0.924%	7/25/46	1,115,818	513,507	(A)
Bayview Commercial Asset Trust 2005-3A A2	0.874%	11/25/35	848,933	662,607	(A)
Bayview Commercial Asset Trust 2007-5A A1	1.124%	10/25/37	817,500	756,164	(A)
Bella Vista Mortgage Trust 2004-2 A1	0.844%	2/25/35	2,521,380	1,298,252
BlackRock Capital Finance LP 1997-R2 B5	6.650%	12/25/35	550,242	27,512	(A)
Chevy Chase Mortgage Funding Corp. 2004-4A A1	0.704%	10/25/35	2,784,238	1,499,753	(A)
Chevy Chase Mortgage Funding Corp. 2005-4A A1	0.674%	10/25/36	2,531,353	1,115,054	(A)
CNL Funding 1998-1 C2	1.306%	9/18/11	3,360,000	1,175,674	(A)
Countrywide Alternative Loan Trust 2005-J12	0.744%	8/25/35	353,381	163,319
Countrywide Home Loans 2004-HYB5 7A1	2.955%	4/20/35	4,244,099	2,035,672
Countrywide Home Loans 2004-R1 1AF	0.874%	11/25/34	1,457,264	1,410,383	(A)
Countrywide Home Loans 2005-09 1A1	0.774%	5/25/35	1,962,162	811,783
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	0.744%	11/25/46	3,766,490	1,090,899
Greenpoint Mortgage Funding Trust 2005-AR5 3A2	0.744%	11/25/46	2,286,987	571,098
GSMPS Mortgage Loan Trust 2005-RP1 1AF	0.824%	1/25/35	344,632	277,433	(A)
Harborview Mortgage Loan Trust 2004-8 3A2	0.956%	11/19/34	233,547	103,484
Harborview Mortgage Loan Trust 2005-9 B10	2.220%	6/20/35	1,183,029	82,812
Impac CMB Trust 2A-10	1.114%	3/25/35	605,872	260,640
IndyMac Index Mortgage Loan Trust 2007-AR15 2A1	5.854%	8/25/37	6,479,799	2,657,276
Luminent Mortgage Trust 2006-6 A1	0.674%	10/25/46	1,454,653	597,193
Merit Securities Corp. 11PA B3	2.747%	9/28/32	850,000	185,045	(A),(L)
Regal Trust IV 1999-1 A	4.655%	9/29/31	156,077	137,364	(A)
Residential Asset Securitization Trust 2003-A1 A2	0.974%	3/25/33	1,021,064	878,108
Structured Asset Securities Corp. 2002-9 A2	0.774%	10/25/27	1,288,395	1,027,105
Washington Mutual Inc. 2004-AR12 A2A	0.765%	10/25/44	240,923	132,541
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 3A	2.763%	7/25/46	1,599,730	543,908
				20,014,586
Stripped Securities — 1.5%
Indymac Index Mortgage Loan Trust 2005-AR14 BX	2.400%	7/25/35	9,347,386	93,474	(D),(K1)
LB-UBS Commercial Mortgage Trust 2001-C3 X	0.925%	6/15/36	2,543,112	43,707	(A),(D),(K1)
Prime Mortgage Trust 2005-2 2XB	1.740%	10/25/32	3,840,872	187,042	(K1)
Prime Mortgage Trust 2005-5 1X	0.860%	7/25/34	11,723,651	426,480	(K1)
Prime Mortgage Trust 2005-5 1XB	1.530%	7/25/34	3,194,514	331,704	(K1)
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0	0.000%	2/25/32	524,190	407,296	(K2)
				1,489,703

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Variable Rate Securities(I) — 3.2%
Bear Stearns Alt-A Trust 2005 -10 21A1	5.558%	1/25/36	$1,496,521	$613,244
Credit Suisse Mortgage Capital Certificates 2007-C3 A4	5.723%	6/15/39	242,000	145,168
JP Morgan Mortgage Trust 2007-A2 4A2	6.040%	4/25/37	300,000	151,119
Thornburg Mortgage Securities Trust 2007-4 2A1	6.209%	9/25/37	1,097,630	761,546
Thornburg Mortgage Securities Trust 2007-4 3A1	6.200%	9/25/37	1,042,937	652,139
WaMu Mortgage Pass Through Certificates 2007-HY7 2A3	5.842%	7/25/37	2,000,000	788,369
				3,111,585
TOTAL MORTGAGE-BACKED SECURITIES (Cost — $37,961,919)				28,496,867

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Fixed Rate Securities — 0.8%
Fannie Mae	6.500%	8/25/44	758,849	787,780	(M)
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost — $784,617)				787,780

YANKEE BONDS(J) — 12.2%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	182,143	171,214	(A)
Chemicals — 0.2%
Methanex Corp.	8.750%	8/15/12	195,000	185,961
Sensata Technologies BV	8.000%	5/1/14	110,000	33,000
				218,961
Commercial Banks — 0.9%
ATF Capital BV	9.250%	2/21/14	660,000	270,600	(A)
HSBK Europe BV	7.250%	5/3/17	600,000	285,000	(A)
ICICI Bank Ltd.	6.375%	4/30/22	284,000	159,682	(A),(C)
TuranAlem Finance BV	8.250%	1/22/37	440,000	88,000	(A)
TuranAlem Finance BV	8.250%	1/22/37	440,000	88,000	(A)
				891,282
Containers and Packaging — 0.1%
Smurfit Kappa Funding PLC	7.750%	4/1/15	150,000	88,125
Diversified Financial Services — 0.8%
Lukoil International Finance BV	6.356%	6/7/17	340,000	263,500	(A)
UFJ Finance Aruba AEC	6.750%	7/15/13	500,000	514,434
				777,934
Diversified Telecommunication Services — 3.4%
Axtel SA	11.000%	12/15/13	221,000	185,640
Deutsche Telekom International Finance BV	5.250%	7/22/13	600,000	598,172
France Telecom SA	8.500%	3/1/31	600,000	756,483	(N)
Intelsat Bermuda Ltd.	11.250%	6/15/16	340,000	329,800
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	220,000	205,700	(A)
NTL Cable PLC	9.125%	8/15/16	790,000	734,700
Wind Acquisition Finance SA	10.750%	12/1/15	500,000	495,000	(A)
				3,305,495

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares		Value
Energy Equipment and Services — 0.2%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	$210,000		$165,900
Foreign Governments — 0.4%
Republic of Argentina	7.000%	9/12/13	818,000		271,985
Republic of Honduras	1.926%	10/1/11	100,792		96,411	(B)
Republic of Venezuela	9.375%	1/13/34	2,000		1,025
					369,421
Insurance — 0.7%
XL Capital Ltd.	5.250%	9/15/14	1,000,000		655,238
Media — N.M.
Sun Media Corp.	7.625%	2/15/13	55,000		31,350
Metals and Mining — 0.4%
Evraz Group SA	8.875%	4/24/13	100,000		63,500	(A)
Novelis Inc.	7.250%	2/15/15	115,000		46,000
Vedanta Resources PLC	8.750%	1/15/14	330,000		244,200	(A)
					353,700
Oil, Gas and Consumable Fuels — 2.6%
Anadarko Finance Co.	6.750%	5/1/11	750,000		756,788
Anadarko Finance Co.	7.500%	5/1/31	1,000,000		781,051
Burlington Resources Finance Co.	7.400%	12/1/31	450,000		471,822
Gazprom	6.212%	11/22/16	280,000		203,000	(A)
Gazprom	6.510%	3/7/22	130,000		83,850	(A)
OPTI Canada Inc.	7.875%	12/15/14	240,000		105,000
OPTI Canada Inc.	8.250%	12/15/14	205,000		91,738
					2,493,249
Paper and Forest Products — 0.4%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	520,000		447,200	(A),(D)
Road and Rail — 1.5%
Canadian Pacific Railway Co.	6.250%	10/15/11	1,000,000		989,686
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	370,000		336,700
Kansas City Southern de Mexico	12.500%	4/1/16	170,000		161,075	(A)
					1,487,461
Semiconductors and Semiconductor Equipment — N.M.
NXP BV/NXP Funding LLC	9.500%	10/15/15	55,000		6,050
Wireless Telecommunication Services — 0.4%
True Move Co. Ltd.	10.750%	12/16/13	200,000		96,000	(A)
True Move Co. Ltd.	10.750%	12/16/13	590,000		283,759	(A)
					379,759
TOTAL YANKEE BONDS (Cost — $15,940,522)					11,842,339

PREFERRED STOCKS — 0.7%
CMP Susquehanna Radio Holdings Corp.	0.000%		3,172	shs	1,348	(A),(H),(I)
Fannie Mae	5.375%		15		20,100	(E),(H),(M)
Freddie Mac	5.160%		100		51	(B),(H),(M)
Freddie Mac	5.000%		200		180	(H),(M)
Freddie Mac	8.375%		20,500		9,430	(C),(H),(M)
General Motors Corp.	5.250%		225,000		571,500	(E)
Preferred Blocker Inc.	7.000%		254		50,570	(A),(H)
TOTAL PREFERRED STOCKS (Cost — $5,644,652)					653,179

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares		Value
TRUST PREFERRED SECURITIES — 1.7%
Corp-Backed Trust Certificates	7.375%		33,900	shs	$102,378
Corp-Backed Trust Certificates	8.000%		15,600		83,460
CORTS Trust for Ford Motor Co.	8.000%		155,100		865,458
PreferredPlus TR-CCR1	8.250%		5,100		29,733
SATURNS-F 2003-5	8.125%		104,100		593,370
TOTAL TRUST PREFERRED SECURITIES (Cost — $5,033,600)					1,674,399
WARRANTS — N.M.
Commercial Banks — N.M.
CNB Capital Trust	0.000%	3/23/19	3,624	wts	100	(A)
TOTAL WARRANTS (Cost — $100)					100
TOTAL LONG-TERM SECURITIES (Cost — $207,032,167)					152,804,564
SHORT-TERM SECURITIES — 7.8%
REPURCHASE AGREEMENT — 7.8%
JPMorgan Chase and Co. 0.12% dated 3/31/09, to be repurchased at $7,657,026 on 4/1/09 (Collateral: $7,847,000 Fannie Mae Discount Note, 0.000%, due 12/31/09, valued $7,810,140)			$7,657,000		7,657,000
TOTAL SHORT-TERM SECURITIES (Cost — $7,657,000)					7,657,000
TOTAL INVESTMENTS — 164.9% (Cost — $214,689,167)(O)					160,461,564
Other Assets Less Liabilities — 9.1%					8,829,473
Liquidation value of preferred shares — (74.0)%					(72,000,000)

Net Assets Applicable to Common Shareholders — 100.0%					$97,291,037

N.M.	Not Meaningful.
(A)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 28.23% of net assets.

(B)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(C)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(D)	Illiquid security valued at fair value under the procedures approved by the Board of Trustees.
(E)	Convertible Security - Security may be converted into the issuer’s common stock.
(F)	Bond is currently in default.
(G)	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
(H)	Non-income producing.
(I)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(J)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(K)

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(L)	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.
(M)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(N)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

Western Asset Premier Bond Fund

March 31, 2009 (Unaudited) (continued)

(O)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,614,087
Gross unrealized depreciation	(59,841,690)
Net unrealized depreciation	$(54,227,603)

Net Asset Value Per Common Share:	$8.45

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 –quoted prices in active markets for identical investments
•	Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$160,461,564	$2,255,560	$157,090,173	$1,115,831
Other financial instruments*	(904,839)	—	(904,839)	—
Total	$159,556,725	$2,255,560	$156,185,334	$1,115,831

* Other financial instruments include swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$461,086
Accrued Premiums/Discounts	7,650
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/(depreciation)	70,365	(2)
Net purchases/(sales)	576,730
Transfers in and/or (out), of Level 3	—
Balance as of March 31, 2009	$1,115,831
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(64,943)

(1) This amount is included in net realized gain/(loss) from investment

(2) Change in unrealized appreciation/(depreciation) includes net unrealized appreciation/(depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation/(depreciation) when gains or losses are realized.

Swap Agreements

The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of March, 31, 2009 was $1,867,940. If a defined credit event had occurred as of March 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $21,943,990 less the value of the contracts’ related reference obligations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

As of March 31, 2009, the one month London Interbank Offered Rate (“LIBOR”) was 0.501%

The following is a summary of open credit default swap contracts outstanding as of March 31, 2009.

March 31, 2009

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (2)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	$43,000	$40,582	—	$40,582

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	43,000	41,214	—	41,214

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	43,000	42,107	—	42,107

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	2,432	2,425	—	2,425

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	32,243	19,049	—	19,049

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	43,000	42,887	—	42,887

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	43,000	42,971	—	42,971

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	16,384	15,936	—	15,936

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	16,384	15,898	—	15,898

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	20,620	17,309	—	17,309

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	15,633	15,242	—	15,242

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	13,357	13,260	—	13,260

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	17,046	16,685	—	16,685

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	15,131	15,045	—	15,045

Credit Suisse First Boston USA (Indymac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	22,446	20,982	—	20,982

Credit Suisse First Boston USA (Indymac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	17,912	16,795	—	16,795

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	12,892	7,608	—	7,608

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	20,879	20,445	—	20,445

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	17,102	16,981	—	16,981

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	25,304	24,310	—	24,310

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	22,737	22,128	—	22,128

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	11,329	9,730	—	9,730

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	12,666	12,268	—	12,268

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	26,267	12,497	—	12,497

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	15,461	14,820	—	14,820

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	21,129	14,758	—	14,758

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	13,639	13,195	—	13,195

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	10,066	9,966	—	9,966

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	17,744	10,000	—	10,000

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	21,085	19,319	—	19,319

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	18,390	17,057	—	17,057

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	43,000	36,361	—	36,361

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	43,000	37,518	—	37,518

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	43,000	41,468	—	41,468

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	41,462	40,394	—	40,394

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	31,356	30,693	—	30,693

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	33,714	33,687	—	33,687

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	43,000	42,651	—	42,651

The Goldman Sachs Group, Inc. (Citigroup Inc., 6.5%, due 1/18/2011)	March 20, 2014	4.7% Quarterly	1,700,000	96,860	—	96,860

Net unrealized appreciation on buys of credit default swaps on corporate issues						$963,101

March 31, 2009

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(3)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (2)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.86% Quarterly	$21,943,990	$(1,867,940)	$—	$(1,867,940)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(1,867,940)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡ Percentage shown is an annual percentage rate.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	Total
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	—	—	—
Credit Contracts	$963,101	$(1,867,940)	$(904,839)
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	$963,101	$(1,867,940)	$(904,839)

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Item 2	–	Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3	–	Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Premier Bond Fund
Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Premier Bond Fund
Date: May 28, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer, Western Asset Premier Bond Fund
Date: May 28, 2009